Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000260396 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.15%)
C000260396 | Technology
Holdings [Line Items]
Percent of Net Asset Value	35.02%
C000260396 | Communications
Holdings [Line Items]
Percent of Net Asset Value	22.53%
C000260396 | Financial
Holdings [Line Items]
Percent of Net Asset Value	21.32%
C000260396 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	8.92%
C000260396 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000260396 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	4.56%
C000260396 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000260396 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000260396 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	99.75%
C000260396 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000112990 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.28%)
C000112990 | Technology
Holdings [Line Items]
Percent of Net Asset Value	1.88%
C000112990 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.13%
C000112990 | Financial
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000112990 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	1.86%
C000112990 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	4.22%
C000112990 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	1.44%
C000112990 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	0.54%
C000112990 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.18%
C000112990 | Government
Holdings [Line Items]
Percent of Net Asset Value	48.71%
C000112990 | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	25.58%
C000112990 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.38%
C000112990 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.72%
C000112990 | Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.33%
C000112990 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.17%
C000112990 | General Obligation Unlimited
Holdings [Line Items]
Percent of Net Asset Value	0.16%
C000112990 | Insured
Holdings [Line Items]
Percent of Net Asset Value	0.05%
C000112990 | Prerefunded
Holdings [Line Items]
Percent of Net Asset Value	0.03%
C000112990 | General Obligation Limited
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000112990 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.35%
C000112990 | U.S. Government & Government Agency Obligations_AssetType
Holdings [Line Items]
Percent of Net Asset Value	70.32%
C000112990 | Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	28.04%
C000112990 | Municipal Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.57%
C000020925 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(4.13%)
C000020925 | Technology
Holdings [Line Items]
Percent of Net Asset Value	3.42%
C000020925 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.49%
C000020925 | Financial
Holdings [Line Items]
Percent of Net Asset Value	13.46%
C000020925 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000020925 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	5.21%
C000020925 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	3.57%
C000020925 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.44%
C000020925 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.13%
C000020925 | Government
Holdings [Line Items]
Percent of Net Asset Value	9.18%
C000020925 | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	37.74%
C000020925 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.62%
C000020925 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.75%
C000020925 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	4.56%
C000020925 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.56%
C000020925 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	7.69%
C000020925 | U.S. Government & Government Agency Obligations_AssetType
Holdings [Line Items]
Percent of Net Asset Value	38.90%
C000020925 | Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	55.38%
C000020925 | Senior Floating Rate Interests_AssetType
Holdings [Line Items]
Percent of Net Asset Value	2.16%
C000186093 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.03%)
C000186093 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	50.10%
C000186093 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	42.85%
C000186093 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	7.08%
C000186093 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.03%
C000081996 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.03%)
C000081996 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	50.10%
C000081996 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	42.85%
C000081996 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	7.08%
C000081996 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.03%
C000178859 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.11%)
C000178859 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000178859 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	20.08%
C000178859 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	50.10%
C000178859 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	22.84%
C000178859 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	7.09%
C000178859 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.11%
C000132328 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.03%)
C000132328 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	50.12%
C000132328 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	42.83%
C000132328 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	7.08%
C000132328 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.03%
C000081997 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.03%)
C000081997 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	35.08%
C000081997 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	54.84%
C000081997 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	10.11%
C000081997 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.03%
C000178860 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.11%)
C000178860 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000178860 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	20.13%
C000178860 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	35.08%
C000178860 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	34.81%
C000178860 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	10.09%
C000178860 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.11%
C000132329 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.03%)
C000132329 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	35.10%
C000132329 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	54.81%
C000132329 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	10.12%
C000132329 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.03%
C000112991 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.03%)
C000112991 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	65.10%
C000112991 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	30.89%
C000112991 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	4.04%
C000112991 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.03%
C000020929 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.93%)
C000020929 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	14.32%
C000020929 | Japan
Holdings [Line Items]
Percent of Net Asset Value	12.96%
C000020929 | France
Holdings [Line Items]
Percent of Net Asset Value	9.71%
C000020929 | Canada
Holdings [Line Items]
Percent of Net Asset Value	7.71%
C000020929 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000020929 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.06%
C000020929 | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.03%
C000020929 | China
Holdings [Line Items]
Percent of Net Asset Value	5.03%
C000020929 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	4.78%
C000020929 | Korea, Republic Of
Holdings [Line Items]
Percent of Net Asset Value	2.77%
C000020929 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.71%
C000020929 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	2.44%
C000020929 | Greece
Holdings [Line Items]
Percent of Net Asset Value	2.29%
C000020929 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.26%
C000020929 | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.07%
C000020929 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.68%
C000020929 | Austria
Holdings [Line Items]
Percent of Net Asset Value	1.49%
C000020929 | United States
Holdings [Line Items]
Percent of Net Asset Value	1.44%
C000020929 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.43%
C000020929 | India
Holdings [Line Items]
Percent of Net Asset Value	1.16%
C000020929 | Other
Holdings [Line Items]
Percent of Net Asset Value	8.89%
C000020929 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	99.29%
C000020929 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.62%
C000020929 | Preferred Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.02%
C000038528 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000038528 | Technology
Holdings [Line Items]
Percent of Net Asset Value	11.06%
C000038528 | Communications
Holdings [Line Items]
Percent of Net Asset Value	7.73%
C000038528 | Financial
Holdings [Line Items]
Percent of Net Asset Value	25.26%
C000038528 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	8.74%
C000038528 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000038528 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	14.91%
C000038528 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	2.23%
C000038528 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.78%
C000038528 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.56%
C000038528 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.73%
C000038528 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	98.82%
C000038528 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.78%
C000038529 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000038529 | Technology
Holdings [Line Items]
Percent of Net Asset Value	11.06%
C000038529 | Communications
Holdings [Line Items]
Percent of Net Asset Value	7.73%
C000038529 | Financial
Holdings [Line Items]
Percent of Net Asset Value	25.26%
C000038529 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	8.74%
C000038529 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000038529 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	14.91%
C000038529 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	2.23%
C000038529 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.78%
C000038529 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.56%
C000038529 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.73%
C000038529 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	98.82%
C000038529 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.78%
C000020904 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.28%)
C000020904 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.08%
C000020904 | China
Holdings [Line Items]
Percent of Net Asset Value	15.74%
C000020904 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	18.18%
C000020904 | Korea, Republic Of
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000020904 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000020904 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	2.55%
C000020904 | Greece
Holdings [Line Items]
Percent of Net Asset Value	2.79%
C000020904 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	5.97%
C000020904 | United States
Holdings [Line Items]
Percent of Net Asset Value	1.08%
C000020904 | India
Holdings [Line Items]
Percent of Net Asset Value	15.74%
C000020904 | Other
Holdings [Line Items]
Percent of Net Asset Value	3.57%
C000020904 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000020904 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	2.45%
C000020904 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	1.86%
C000020904 | Peru
Holdings [Line Items]
Percent of Net Asset Value	1.66%
C000020904 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	1.43%
C000020904 | Poland
Holdings [Line Items]
Percent of Net Asset Value	1.38%
C000020904 | Uruguay
Holdings [Line Items]
Percent of Net Asset Value	1.26%
C000020904 | Vietnam
Holdings [Line Items]
Percent of Net Asset Value	1.04%
C000020904 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000020904 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000020904 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	98.34%
C000020904 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.41%
C000020904 | Preferred Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.53%
C000038539 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(5.60%)
C000038539 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.84%
C000038539 | Government
Holdings [Line Items]
Percent of Net Asset Value	2.96%
C000038539 | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	95.48%
C000038539 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.32%
C000038539 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.84%
C000038539 | U.S. Government & Government Agency Obligations_AssetType
Holdings [Line Items]
Percent of Net Asset Value	81.15%
C000038539 | Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	23.61%
C000020930 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000020930 | Technology
Holdings [Line Items]
Percent of Net Asset Value	43.27%
C000020930 | Communications
Holdings [Line Items]
Percent of Net Asset Value	22.19%
C000020930 | Financial
Holdings [Line Items]
Percent of Net Asset Value	7.23%
C000020930 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	7.06%
C000020930 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	12.97%
C000020930 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	4.16%
C000020930 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	0.04%
C000020930 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.78%
C000020930 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.03%
C000020930 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.03%
C000020930 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.24%
C000020930 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	96.85%
C000020930 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	3.02%
C000020930 | Convertible Preferred Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.13%
C000020908 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.12%)
C000020908 | Technology
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000020908 | Communications
Holdings [Line Items]
Percent of Net Asset Value	16.78%
C000020908 | Financial
Holdings [Line Items]
Percent of Net Asset Value	14.05%
C000020908 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	7.46%
C000020908 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	13.78%
C000020908 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	8.07%
C000020908 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.35%
C000020908 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.39%
C000020908 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.22%
C000020908 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.83%
C000020908 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.89%
C000020908 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	98.84%
C000020908 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.28%
C000155998 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.12%)
C000155998 | Technology
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000155998 | Communications
Holdings [Line Items]
Percent of Net Asset Value	16.78%
C000155998 | Financial
Holdings [Line Items]
Percent of Net Asset Value	14.05%
C000155998 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	7.46%
C000155998 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	13.78%
C000155998 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	8.07%
C000155998 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.35%
C000155998 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.39%
C000155998 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.22%
C000155998 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.83%
C000155998 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.89%
C000155998 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	98.84%
C000155998 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.28%
C000132327 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.55%
C000132327 | Technology
Holdings [Line Items]
Percent of Net Asset Value	30.79%
C000132327 | Communications
Holdings [Line Items]
Percent of Net Asset Value	15.99%
C000132327 | Financial
Holdings [Line Items]
Percent of Net Asset Value	13.38%
C000132327 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	7.12%
C000132327 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	13.14%
C000132327 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	7.71%
C000132327 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.28%
C000132327 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.47%
C000132327 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.12%
C000132327 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.69%
C000132327 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.76%
C000132327 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	94.22%
C000132327 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	5.23%
C000020910 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.33%)
C000020910 | Technology
Holdings [Line Items]
Percent of Net Asset Value	12.68%
C000020910 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.37%
C000020910 | Financial
Holdings [Line Items]
Percent of Net Asset Value	27.98%
C000020910 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000020910 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	3.94%
C000020910 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	23.88%
C000020910 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.74%
C000020910 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.69%
C000020910 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.15%
C000020910 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	99.64%
C000020910 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.69%
C000079602 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.33%)
C000079602 | Technology
Holdings [Line Items]
Percent of Net Asset Value	12.68%
C000079602 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.37%
C000079602 | Financial
Holdings [Line Items]
Percent of Net Asset Value	27.98%
C000079602 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000079602 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	3.94%
C000079602 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	23.88%
C000079602 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.74%
C000079602 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.69%
C000079602 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.15%
C000079602 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	99.64%
C000079602 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.69%
C000038532 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.02%)
C000038532 | Technology
Holdings [Line Items]
Percent of Net Asset Value	28.89%
C000038532 | Communications
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000038532 | Financial
Holdings [Line Items]
Percent of Net Asset Value	14.97%
C000038532 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	8.48%
C000038532 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	11.76%
C000038532 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	10.71%
C000038532 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.41%
C000038532 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.86%
C000038532 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.07%
C000038532 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.27%
C000038532 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	99.16%
C000038532 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.86%
C000038533 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.02%)
C000038533 | Technology
Holdings [Line Items]
Percent of Net Asset Value	28.89%
C000038533 | Communications
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000038533 | Financial
Holdings [Line Items]
Percent of Net Asset Value	14.97%
C000038533 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	8.48%
C000038533 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	11.76%
C000038533 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	10.71%
C000038533 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.41%
C000038533 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.86%
C000038533 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.07%
C000038533 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.27%
C000038533 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	99.16%
C000038533 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.86%
C000020916 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000020916 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	57.61%
C000020916 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	28.52%
C000020916 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	13.46%
C000020916 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	0.41%
C000020916 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000020917 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000020917 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	42.02%
C000020917 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	38.91%
C000020917 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	18.59%
C000020917 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	0.48%
C000020917 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000020918 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000020918 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	22.18%
C000020918 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	52.63%
C000020918 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	25.19%
C000020918 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000020919 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000020919 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	5.29%
C000020919 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	63.88%
C000020919 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	30.83%
C000020919 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000126088 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000126088 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	3.05%
C000126088 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	65.47%
C000126088 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	31.49%
C000126088 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000020920 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000020920 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	63.38%
C000020920 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	24.69%
C000020920 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	11.51%
C000020920 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	0.42%
C000020920 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000020921 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.42%
C000020921 | Financial
Holdings [Line Items]
Percent of Net Asset Value	96.96%
C000020921 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	2.05%
C000020921 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.57%
C000020921 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	99.01%
C000020921 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.57%
C000038552 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.42%
C000038552 | Financial
Holdings [Line Items]
Percent of Net Asset Value	96.96%
C000038552 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	2.05%
C000038552 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.57%
C000038552 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	99.01%
C000038552 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.57%
C000038543 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000038543 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.98%
C000038543 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	31.10%
C000038543 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	41.63%
C000038543 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	22.83%
C000038543 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	1.43%
C000038543 | Alternative Funds
Holdings [Line Items]
Percent of Net Asset Value	1.03%
C000038543 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000038542 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000038542 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.98%
C000038542 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	31.10%
C000038542 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	41.63%
C000038542 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	22.83%
C000038542 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	1.43%
C000038542 | Alternative Funds
Holdings [Line Items]
Percent of Net Asset Value	1.03%
C000038542 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000038545 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.05%
C000038545 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.95%
C000038545 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	51.75%
C000038545 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	26.67%
C000038545 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	14.42%
C000038545 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	1.15%
C000038545 | Alternative Funds
Holdings [Line Items]
Percent of Net Asset Value	1.01%
C000038545 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	99.95%
C000038544 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.05%
C000038544 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.95%
C000038544 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	51.75%
C000038544 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	26.67%
C000038544 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	14.42%
C000038544 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	1.15%
C000038544 | Alternative Funds
Holdings [Line Items]
Percent of Net Asset Value	1.01%
C000038544 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	99.95%
C000038546 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.03%)
C000038546 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.93%
C000038546 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	14.16%
C000038546 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	53.20%
C000038546 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	29.46%
C000038546 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	1.53%
C000038546 | Alternative Funds
Holdings [Line Items]
Percent of Net Asset Value	0.75%
C000038546 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.03%
C000038547 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.03%)
C000038547 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.93%
C000038547 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	14.16%
C000038547 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	53.20%
C000038547 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	29.46%
C000038547 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	1.53%
C000038547 | Alternative Funds
Holdings [Line Items]
Percent of Net Asset Value	0.75%
C000038547 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.03%
C000038548 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.09%
C000038548 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	6.75%
C000038548 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	65.90%
C000038548 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	17.98%
C000038548 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	7.39%
C000038548 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	0.74%
C000038548 | Alternative Funds
Holdings [Line Items]
Percent of Net Asset Value	1.15%
C000038548 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	99.91%
C000038549 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.09%
C000038549 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	6.75%
C000038549 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	65.90%
C000038549 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	17.98%
C000038549 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	7.39%
C000038549 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	0.74%
C000038549 | Alternative Funds
Holdings [Line Items]
Percent of Net Asset Value	1.15%
C000038549 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	99.91%
C000038530 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.03%)
C000038530 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.92%
C000038530 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	0.99%
C000038530 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	61.77%
C000038530 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	33.90%
C000038530 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	1.69%
C000038530 | Alternative Funds
Holdings [Line Items]
Percent of Net Asset Value	0.76%
C000038530 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.03%
C000038531 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.03%)
C000038531 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.92%
C000038531 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	0.99%
C000038531 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	61.77%
C000038531 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	33.90%
C000038531 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	1.69%
C000038531 | Alternative Funds
Holdings [Line Items]
Percent of Net Asset Value	0.76%
C000038531 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.03%
C000038541 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.18%)
C000038541 | Technology
Holdings [Line Items]
Percent of Net Asset Value	3.75%
C000038541 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.93%
C000038541 | Financial
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000038541 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	3.19%
C000038541 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	4.44%
C000038541 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	0.63%
C000038541 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	0.28%
C000038541 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.53%
C000038541 | Government
Holdings [Line Items]
Percent of Net Asset Value	15.49%
C000038541 | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	11.76%
C000038541 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.87%
C000038541 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.79%
C000038541 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	20.52%
C000038541 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	4.53%
C000038541 | U.S. Government & Government Agency Obligations_AssetType
Holdings [Line Items]
Percent of Net Asset Value	15.51%
C000038541 | Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	80.14%
C000020923 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(2.14%)
C000020923 | Technology
Holdings [Line Items]
Percent of Net Asset Value	10.45%
C000020923 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.24%
C000020923 | Financial
Holdings [Line Items]
Percent of Net Asset Value	24.41%
C000020923 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000020923 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	24.24%
C000020923 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	9.18%
C000020923 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	2.67%
C000020923 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.06%
C000020923 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.51%
C000020923 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.18%
C000020923 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.08%
C000020923 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	2.06%
C000152597 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(2.14%)
C000152597 | Technology
Holdings [Line Items]
Percent of Net Asset Value	10.45%
C000152597 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.24%
C000152597 | Financial
Holdings [Line Items]
Percent of Net Asset Value	24.41%
C000152597 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000152597 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	24.24%
C000152597 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	9.18%
C000152597 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	2.67%
C000152597 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.06%
C000152597 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.51%
C000152597 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.18%
C000152597 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.08%
C000152597 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	2.06%
C000238595 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(4.04%)
C000238595 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.03%
C000238595 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	87.86%
C000238595 | Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	16.15%
C000238595 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	87.89%
C000238595 | Purchased Options_AssetType
Holdings [Line Items]
Percent of Net Asset Value	16.15%
C000238596 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	54.28%
C000238596 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.13%
C000238596 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	36.29%
C000238596 | Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000238596 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	38.42%
C000238596 | Purchased Options_AssetType
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000235586 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(3.47%)
C000235586 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.07%
C000235586 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	88.45%
C000235586 | Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	14.95%
C000235586 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	88.52%
C000235586 | Purchased Options_AssetType
Holdings [Line Items]
Percent of Net Asset Value	14.95%
C000238594 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(45.78%)
C000238594 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000238594 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	124.39%
C000238594 | Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	21.39%
C000238594 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	124.39%
C000238594 | Purchased Options_AssetType
Holdings [Line Items]
Percent of Net Asset Value	21.39%